LOSS PER SHARE (Narrative) (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
LOSS PER SHARE [Abstract]
Options and Warrants Outstanding	$ 949,955	$ 949,323	$ 852,807	$ 847,777